Risk Management Activities and Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2012 and 2013 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2012	2013
Foreign currency forward exchange contracts	¥16,191	¥23,324

Foreign exchange instruments	¥16,191	¥23,324

Derivatives not designated as hedging instruments:

	Yen (millions)
	2012	2013
Foreign currency forward exchange contracts	¥607,458	¥724,435
Foreign currency option contracts	79,090	4,145
Currency swap agreements	450,093	337,254

Foreign exchange instruments	¥1,136,641	¥1,065,834

Interest rate swap agreements	¥3,823,639	¥4,063,289

Interest rate instruments	¥3,823,639	¥4,063,289

Estimated Fair Values of Derivative Instruments

The estimated fair values of derivative instruments at March 31, 2012 and 2013 are as follows.

As of March 31, 2012

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(753)	¥—	¥—	¥(753)
Derivatives not designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33,566	¥(30,067)	¥22,692	¥2,316	¥(21,509)
Interest rate instruments	31,834	(20,099)	(943)	19,347	(6,669)

Total	¥65,400	¥(50,166)	¥21,749	¥21,663	¥(28,178)

Netting adjustment	(21,988)	21,988

Net amount	¥43,412	¥(28,178)

As of March 31, 2013 Derivatives designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(211)	¥—	¥—	¥(211)
Derivatives not designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥6,538	¥(78,723)	¥(1,534)	¥(314)	¥(70,337)
Interest rate instruments	32,152	(14,639)	3,907	18,560	(4,954)

Total	¥38,690	¥(93,362)	¥2,373	¥18,246	¥(75,291)

Netting adjustment	(18,071)	18,071

Net amount	¥20,619	¥(75,291)

Pre-tax Effects of Derivative Instruments on the Company's Results of Operations

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2013 are as follows:

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

For the year ended March 31, 2013

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(1,281)	Other income (expenses) – Other, net	¥(1,197)	Other income (expenses) – Other, net	¥(589)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(111,004)
Interest rate instruments	Other income (expenses) – Other, net	3,212

Total		¥(107,792)